1933 Act/Rule 485(b)

September 21, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Retirement Trust (formerly known as Virtus Institutional Trust)
File Nos. 033-80057 and 811-9140
Post-Effective Amendment No. 32

To The Commission Staff:

On behalf of Virtus Retirement Trust (the “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 32 of the Registrant’s Registration Statement on Form N-1A.

This amendment contains the Prospectus and Statement of Additional Information for Virtus DFA 2015 Target Date Retirement Income Fund, Virtus DFA 2020 Target Date Retirement Income Fund, Virtus DFA 2025 Target Date Retirement Income Fund, Virtus DFA 2030 Target Date Retirement Income Fund, Virtus DFA 2035 Target Date Retirement Income Fund, Virtus DFA 2040 Target Date Retirement Income Fund, Virtus DFA 2045 Target Date Retirement Income Fund, Virtus DFA 2050 Target Date Retirement Income Fund, Virtus DFA 2055 Target Date Retirement Income Fund, and Virtus DFA 2060 Target Date Retirement Income Fund, each of which is being registered as a new series of the Registrant.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4790 if you have any questions concerning this amendment.

Very truly yours,

/s/ Jennifer Fromm

Jennifer Fromm